Share Capital	6 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Share capital

18. Share capital

a)	The Company issued 2,142,858 Series C Ordinary Share (the “Ordinary Shares”) Purchase Warrants (the “Private Warrants”) associated with the securities purchase agreement entered on June 10, 2024. Each warrant sold at a price of $5.90 per ordinary share to the securities purchase agreement. The securities purchase agreement offered the purchasers to convert Preference Shares to the Company’s ordinary shares at any time and will expire on the fifth anniversary of the date on which the Warrants become exercisable

b)	As of June 30, 2024, the Company’s authorized capital was $25,000 consisting of 24,500,000 shares of ordinary shares of a par value of US$0.001 reflective of the 10-to-1 reverse stock split effective April 15, 2024, and 5,000,000 shares of preference shares of a par value of US$0.0001 each. As of June 30, 2024, the issued capital was $12,299, consisting of 11,892,874 shares of ordinary shares reflective of the 10-to-1 reverse stock split effective April 15, 2024.

On the Closing Date, the business combination pursuant to the business combination agreement dated on May 18, 2022 was approved at an extraordinary general meeting of Gorilla’s shareholders and an extraordinary general meeting of Global’s shareholders, with holders of subunits of Global redeeming approximately 88.4% of the pre-merger outstanding subunits. As contemplated by the business combination agreement, Gorilla Merger Sub, Inc. merged with and into Global, with Global surviving as a wholly-owned subsidiary of Gorilla (the “Merger”, and together with the other transactions contemplated by the business combination agreement and certain ancillary documents, the “Transactions”).

Pursuant to the business combination agreement, immediately prior to the Effective Time (as defined in the business combination agreement), the Company effected a capital recapitalization and issued 65,000,000 ordinary shares in total (the conversion ratio approximately of 4.82 on the shares of the Company’s ordinary share). Each eligible shareholder of record on the Closing Date, including 5,813,247 preference shares converted into 6,627,412 ordinary shares of the Company (the “Gorilla Ordinary Shares”) in accordance with the Company’s organizational documents and employees who holds granted share options, received approximately 4.82 shares of ordinary share for each share of ordinary share then held or as converted.

On the Closing Date, the following securities issuances were made by the Company to Global’s security holders (not reflective of the 10-to-1 reverse stock split effective April 15, 2024): (i) each outstanding ordinary share of Global (including Global Class A ordinary shares and Global Class B ordinary shares, (the “Global Ordinary Shares”) and including the Global Class A ordinary shares included as part of the PIPE Investment (as defined below)) was exchanged for (A) one Gorilla Ordinary Share and (B) one Class A contingent value right of the Company (“Class A CVR”), and (ii) each outstanding warrant of Global, 10,025,081 units in total, was converted into a warrant to purchase the same number of Gorilla Ordinary Shares at the same exercise price and for the same exercise period (“Gorilla Warrant”).

Concurrently with the execution of the business combination agreement, the Company waived a minimum of $50 million gross cash condition to close the business combination and the Company and Global entered into subscription agreements (as amended, the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Net proceeds received from the PIPE Investors were $30.3 million (the “PIPE Investment”).

The Gorilla Ordinary Shares and Gorilla Warrants commenced trading on The Nasdaq Capital Market on July 14, 2022 under the ticker symbols “GRRR” and “GRRRW,” respectively.

The business combination is accounted for as a capital reorganization. The business combination, which is not within the scope of IFRS 3 as Global does not meet the definition of a business in accordance with IFRS 3, is accounted for within the scope of IFRS 2. As such, the business combination is treated as the equivalent of the Company issuing shares at the closing of the business combination for the net assets of Global as of the Closing Date, accompanied by a capital recapitalization. The net assets of Global are stated at historical cost, with no goodwill or other intangible assets recorded. Any excess of the fair value of the Company’s shares issued considering a fair value of the Gorilla Ordinary Shares of $10.6 per share (price of Gorilla’s Ordinary Shares at the Closing Date) (or $106.0 reflective of the 10-to-1 reverse stock split effective April 15,2024) over the fair value of Global’s identifiable net assets acquired represents compensation for the service of a share exchange listing for its shares and is expensed as incurred.

c)	The Company’s authorized and issued preference shares are as follow:

	Series A		Series B
	Number of shares	Amount	Number of shares	Amount
2024
Beginning of financial year	1,639,344	$1,639,344	1,589,957	$1,589,957
Cancellation of treasury shares	-	-	(31,645)	(31,645)
Conversion of convertible preference shares to ordinary shares	(1,639,344)	(1,639,344)	(1,558,312)	(1,558,312)
End of financial period	-	$-	-	$-

	Series C		Series D
	Number of shares	Amount	Number of shares	Amount
2024
Beginning of financial year	1,182,926	$1,182,926	1,432,665	$1,432,665
Conversion of convertible preference shares to ordinary shares	(1,182,926)	(1,182,926)	(1,432,665)	(1,432,665)
End of financial period	-	$-	-	$-

There were no outstanding preference shares as of June 30, 2024

d)	Before the Closing Date, preference shares are embedded with conversion options. Preference shareholders are entitled to exercise their conversion option under the prescribed conditions at the prescribed exercise price. Preference shareholders are also entitled to convert any or all of their preference shares at any time at certain conversion price for each of Series A, Series B, Series C, and Series D. In addition, all preference shares should be converted into ordinary shares either before the date of Qualified IPO or with the acknowledgement of 80% of the preference shareholders. When either condition stated above is met, the Company shall retract all outstanding preference shares in accordance with the decisions of the Board of Directors and preference shareholders’ meeting at the price prescribed in the Company’s Articles of Incorporation. Preference shares are non-cumulative and non-participating and are classified as equity instrument as the following criteria are met: i) holders of preference shares have no redemption right, and ii) the conversion option to the holders of preference shares are to be settled by the Company by delivering a fixed number of the Company’s ordinary shares.

At the issuance of preference shares, the Company accounted for the preference shares as equity instrument. The portion of proceeds from each preference share in excess of par value and the par value are recognized under “additional paid-in capital – preference shares” and “preference shares.”

e)	On December 5, 2022, the Company entered into the exchange agreement (the “Agreement”) with Koh Sih-Ping and Origin Rise Limited to purchase 2,814,895 ordinary shares (or 281,490 reflective of the 10-to-1 reverse stock split effective April 15, 2024) held by Origin Rise Limited .

f)	On April 9, 2024, the Company announced a share consolidation of the Company’s ordinary shares at a ratio of 10-to-1 (the “Share Consolidation”).The Share Consolidation was approved by the Company’s board of directors and was previously approved by the Company’s shareholders as described in the Company’s Report of Foreign Private Issuer on Form 6-K filed with the U.S. Securities and Exchange Commission on March 27, 2024. The Share Consolidation was effective on April 15, 2024. Following the Share Consolidation, the exercise price of the Company’s warrants, conversion price of the Company’s preference shares, and exercise or conversion prices of the Company’s other equity instruments will be adjusted proportionally in accordance with the Share Consolidation, and the par value of the Company’s ordinary shares increased from $0.0001 to $0.001.

g)	Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2024.06 (Note 1)	2023 (Note 1)
At January 1	7,565,099	6,854,284
Warrant exercised	-	38,025
Warrant issuance	2,142,858	-
New share issuance	122,382	-
Convertible preference share liabilities exercised	1,771,939	560,000
Restricted share units issuance (Note 2)	3,717	100,090
Additional paid in capital	5,390	12,700
At June 30	11,611,385	7,565,099

Note 1:	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

Note 2:	The restricted share units distributed related to: 1) granted vested equity compensation to directors and officers pertaining to award year July 2022 to July 2023; 2) sign on equity bonus and vested equity compensation for select employees